VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT, NET

13.	VESSELS AND EQUIPMENT

Movements in the two years ended December 31, 2022 are summarized as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Total
Cost
As of January 1, 2022	4,089,351	107,616	4,196,967
Additions	16,483	17,850	34,333
Transferred from new buildings	380,859	5,382	386,241
Disposals	(95,975)	(4,411)	(100,386)
As of December 31, 2022	4,390,718	126,437	4,517,155

Accumulated depreciation
As of January 1, 2022	(666,860)	(62,807)	(729,667)
Charge for the period	(145,623)	(16,324)	(161,947)
Disposals	22,137	2,974	25,111
As of December 31, 2022	(790,346)	(76,157)	(866,503)

Net book value
As of December 31, 2022	3,600,372	50,280	3,650,652

Cost
As of January 1, 2021	3,805,768	94,396	3,900,164
Additions	189,193	12,740	201,933
Transferred from new buildings	189,035	5,127	194,162
Disposals	(94,645)	(4,647)	(99,292)
As of December 31, 2021	4,089,351	107,616	4,196,967

Accumulated depreciation
As of January 1, 2021	(550,082)	(49,626)	(599,708)
Charge for the period	(136,482)	(15,995)	(152,477)
Disposals	19,704	2,814	22,518
As of December 31, 2021	(666,860)	(62,807)	(729,667)

Net book value
As of December 31, 2021	3,422,491	44,809	3,467,300
As of January 1, 2021	3,255,686	44,770	3,300,456

In the year ended December 31, 2022, the Company;

•completed the installation of Exhaust Gas Cleaning Systems on eight vessels;
•took delivery of four VLCC newbuildings, Front Alta, Front Tweed, Front Tana and Front Gaula;
•sold two LR2 tankers, Front Lion and Front Panther; and
•performed dry docks on 14 vessels.

In the year ended December 31, 2021, the Company;

•completed the installation of EGCS on two vessels and the installation of BWTS on one vessel;
•took delivery of two VLCCs, Front Driva and Front Nausta;
•took delivery of four LR2 newbuildings, Front Favour, Front Feature, Front Fusion and Front Future;
•sold two LR2 tankers, Front Puma and Front Tiger; and
•performed dry docks on 11 vessels.
Impairment

As of January 1, 2021
To determine whether detailed impairment testing was required for our owned vessels, including newbuildings, at the date of transition to IFRS, the Company assessed whether there was any indication that our vessels may be impaired as of January 1, 2021 by considering internal and external indicators. Based on this assessment, we observed that the estimated market values received from independent ship brokers was less than the carrying amount of the majority of our vessels. This was considered to be an impairment indicator and as such, the recoverable amount of all our vessels was estimated based on the value in use calculation using cash flow projections. The estimated recoverable amounts of all our vessels were significantly greater than the carrying amounts and no impairment loss was recognized.

As of December 31, 2021
To determine whether further detailed impairment testing was required for our owned vessels, including newbuildings, as of December 31, 2021, the Company assessed whether there was any indication that our vessels may be impaired as of this date by considering internal and external indicators. Based on this assessment, we observed that the estimated market values received from independent ship brokers continued to be less than the carrying amount of the majority of our vessels. This was considered to be an impairment indicator and as such, the recoverable amounts of all our vessels was estimated based on the value in use calculation using cash flow projections. The estimated recoverable amount of all our vessels were significantly greater than the carrying amounts and no impairment loss was recognized.

As of December 31, 2022
To determine whether it was necessary to re-estimate the recoverable amounts of our owned vessels, including newbuildings, as of December 31, 2022, the Company assessed whether any events had occurred that would eliminate the difference calculated between the carrying amounts and recoverable amounts as of December 31, 2021. Based on this assessment, we observed that the estimated market values received from independent ship brokers had increased significantly during the period for all our vessels and actual and forecasted TCE rates and operating results had also improved significantly. Furthermore, the estimated recoverable amounts of all our vessels as of December 31, 2021 were not sensitive to possible impairment indicators including the change in useful life of our vessels from 25 to 20 years. Accordingly, we did not re-estimate our vessel's recoverable amounts as of December 31, 2022 and no impairment loss was recognized.